Other Receivables - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
12-month expected credit losses [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Loss allowance measured equal to expected credit losses in months	12 months
Later than one year and not later than five years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Non current other receivables relating to refundable deposits	2024 to 2027	2023 to 2026